United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-02835

                            Alliance Capital Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE MONEY RESERVES


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003
                                                        Alliance Money Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 COMMERCIAL PAPER-44.4%
                 Allied Irish Banks Plc
 $ 15,800        7/15/03                               1.25%     $   15,792,350
                 Amstel Funding Corp.
   15,000        10/28/03 (b)                          1.20          14,940,500
                 Asset Securitization
                 Cooperative Corp.
    8,000        8/20/03 (b)                           1.05           7,988,333
                 AWB Finance, Ltd.
   15,000        7/07/03 (b)                           1.26          14,996,850
                 Bank of Ireland
   18,000        9/02/03 (b)                           1.21          17,961,885
                 Banque Generale
                 Du Luxembourg
   10,000        9/15/03                               1.04           9,978,044
                 Basf Aktiengesellschaft
   12,000        7/16/03                               1.23          11,993,850
                 Caisse Centrale
                 Des Jardin
   13,000        7/16/03                               1.25          12,993,229
                 Caisse Nationale
                 Des Caisses
                 D'epargne
   11,000        9/26/03                               0.90          10,976,075
   21,000        8/07/03                               1.23          20,973,453
                 CBA Delaware
                 Finance, Inc.
   12,000        9/08/03                               1.19          11,972,630
                 Clipper Receivables
                 Corp.
   25,000        9/05/03 (b)                           1.24          24,943,167
   20,000        8/07/03 (b)                           1.25          19,974,305
                 Concord Minutemen Co.
   10,000        8/01/03 (b)                           1.24           9,989,322
                 Corporate
                 Receivables Corp.
   10,000        7/21/03 (b)                           0.95           9,994,722
   12,000        8/01/03 (b)                           0.98          11,989,874
                 CS First Boston Corp.
   19,000        7/21/03 (b)                           1.25          18,986,806
                 Danske Corp.
   12,000        12/02/03                              1.15          11,940,967
                 Delaware Funding Corp.
   20,000        7/24/03 (b)                           0.98          19,987,478
   14,000        7/15/03 (b)                           1.15          13,993,739
                 Den Norske Bank
   15,000        9/12/03                               1.21          14,963,196
    2,000        8/06/03                               1.23           1,997,540
                 Depfa Bank Plc
   12,000        9/15/03                               1.03          11,973,907
   20,000        8/27/03                               1.20          19,962,000
                 Eksportfinans AS
   15,900        9/16/03                               0.93          15,868,372
                 Fortis Funding
    5,000        12/19/03 (b)                          0.90           4,978,625
                 General Electric
                 Capital Corp.
    6,000        8/04/03                               1.27           5,992,803
                 General Electric
                 Capital Services
   15,000        8/14/03                               1.23          14,977,450
                 Goldman Sachs
                 Group, Inc.
    8,000        8/25/03 (b)                           1.20           7,985,333
   16,000        7/15/03 (b)                           1.27          15,992,098
   16,000        8/01/03 (B)                           1.27          15,982,502
                 Hbos Treasury
                 Services Plc
   12,000        9/23/03                               0.90          11,974,800
   11,000        9/15/03                               1.08          10,974,920
   15,000        9/22/03                               1.16          14,959,883
   12,000        8/29/03                               1.20          11,976,498
   15,000        7/30/03                               1.24          14,985,017
   17,000        9/15/03                               1.25          16,955,139
                 HSBC Bank Plc
   14,000        10/14/03                              1.02          13,958,350
   15,000        7/24/03                               1.23          14,988,212
   12,000        9/22/03                               1.25          11,965,417
                 ING (US) Funding Llc
   13,000        7/21/03                               1.24          12,991,044
                 ING Insurance
                 Holdings, Inc.
   10,000        8/05/03                               1.23           9,988,042
                 International Lease
                 Finance
   11,000        9/15/03                               1.01          10,976,546
                 Johnson & Johnson
    6,000        10/14/03                              0.89           5,984,425
                 Jupiter
                 Securitization Corp.
   11,126        7/14/03 (b)                           1.26          11,120,938

                                                        Alliance Money Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Landesbank Schleswig-
                 Holstein Girozentrale
 $ 13,000        11/17/03 (b)                          1.20%     $   12,939,767
   14,000        11/03/03 (b)                          1.24          13,939,722
                 Nationwide Building
   12,000        8/28/03                               1.19          11,976,993
                 Newport Funding Corp.
   13,000        7/14/03 (b)                           1.24          12,994,179
                 Nordea North America, Inc.
   12,000        9/18/03                               0.90          11,976,300
                 Nordeutsche
                 Landesbank
    7,000        9/10/03 (b)                           1.00           6,986,195
    7,000        9/10/03 (b)                           1.03           6,985,780
                 Northern Rock Plc
    8,000        8/22/03                               1.22           7,985,902
   10,000        7/08/03                               1.25           9,997,579
                 Pfizer Corp.
   21,000        7/31/03 (b)                           1.00          20,982,500
                 Preferred Receivables
                 Funding
   10,000        7/29/03 (b)                           0.99           9,992,300
   26,920        7/14/03 (b)                           1.14          26,908,918
                 San Paolo IMI Corp.
    8,000        8/19/03                               1.03           7,988,784
   15,000        9/08/03                               1.05          14,969,813
                 Santander Finance
    6,000        8/21/03                               1.22           5,989,630
                 Societe Generale N.A.,
                 Inc.
   12,000        12/11/03                              1.10          11,940,233
   12,000        10/06/03                              1.14          11,963,140
                 Steamboat Funding
                 Corp.
   30,000        7/18/03 (B)                           1.09          29,984,558
                 Swedbank Forenings
   18,000        8/20/03                               1.01          17,974,750
                 Toronto Dominion
                 Holdings, Inc.
   22,000        9/16/03                               1.01          21,952,474
                 UBS Finance, Inc.
   70,000        7/01/03                               1.31          70,000,000
                 Westpac Trust
    7,000        11/10/03                              1.15           6,970,484
   11,000        7/15/03                               1.18          10,994,952
                                                                 --------------
                 Total Commercial Paper
                 (amortized cost
                 $961,235,589)                                      961,235,589
                                                                 --------------
                 U.S. GOVERNMENT
                 AGENCIES-26.9%
                 Federal Home Loan
                 Bank
   40,000        7/06/04                               1.23          40,000,000
                 Federal Home Loan
                 Bank FRN
  145,000        0.91%, 9/27/04                        0.95         144,927,778
   53,000        1.15%, 8/25/04                        1.19          52,978,523
                 Federal Home Loan
                 Mortgage Corporation
    9,833        5/20/04                               1.09           9,736,981
                 Federal National
                 Mortgage Association
   17,000        5/28/04                               1.09          16,829,896
   40,000        7/06/04                               1.11          40,000,000
   65,000        5/07/04                               1.38          65,000,000
   30,000        4/19/04                               1.40          30,000,000
                 Federal National
                 Mortgage Association
                 FRN
   27,000        1.13%, 8/01/03                        1.21          26,998,306
   22,000        1.20%, 10/28/04                       1.24          21,988,339
   68,000        1.16%, 7/30/04                        1.25          67,974,051
                 Student Loan
                 Marketing
                 Association FRN
   64,900        1.20%, 8/21/03                        1.20          64,899,120
                                                                 --------------
                 Total U.S. Government
                 Agencies
                 (amortized cost
                 $581,332,994)                                      581,332,994
                                                                 --------------
                 CERTIFICATES OF
                 DEPOSIT-21.4%
                 Bank of America NA
   18,000        1.24%, 9/25/03                        1.24          18,000,000
                 Barclays Bank Plc
    7,000        1.24%, 10/01/03                       1.21           7,000,530
   11,000        1.26%, 8/19/03                        1.26          11,000,000
                 Bayerische
                 Landesbank FRN
   18,000        1.03%, 3/18/04                        1.04          18,001,760

                                                        Alliance Money Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 Chase Manhattan Bank
 $  9,000        1.25%, 10/15/03                       1.25%     $    9,000,000
                 Citibank NA
   15,000        1.07%, 9/12/03                        1.07          15,000,000
   15,000        1.07%, 9/15/03                        1.07          15,000,000
                 Dexia CLF Finance Co.
   30,000        1.05%, 9/30/03 (b)                    1.05          30,000,000
                 HSH Nordbank
   12,000        1.01%, 8/04/03                        1.01          12,000,000
                 Kredietbank
   15,000        1.24%, 7/09/03                        1.24          15,000,000
                 Landesbank Baden-
                 Wurttemberg
   15,000        1.25%, 9/17/03                        1.25          15,000,162
                 Landesbank Hessen
                 Thueringen
   28,000        1.18%, 9/03/03                        1.18          28,000,000
                 Lloyds Bank Plc
   22,000        1.00%, 9/15/03                        1.00          22,000,000
   12,000        1.19%, 9/04/03                        1.19          12,000,000
    5,000        1.26%, 8/21/03                        1.25           5,000,069
                 M & I Marshall &
                 Iisley Bank
   15,000        0.99%, 9/18/03                        0.99          15,000,000
                 Natexis Banque
   17,000        1.00%, 8/25/03                        1.00          17,000,000
    5,000        1.23%, 7/31/03                        1.23           5,000,000
    9,500        1.26%, 9/24/03                        1.26           9,500,000
                 Nordeutsche
                 Landesbank
    6,000        1.07%, 12/10/03                       1.07           6,000,000
   10,000        1.18%, 11/12/03                       1.18          10,000,000
   13,000        1.24%, 9/10/03                        1.10          13,003,567
                 Rabobank Nederland
   12,000        1.14%, 12/05/03                       1.13          12,000,513
   10,000        1.20%, 9/29/03                        1.18          10,000,435
                 Regions Bank
   22,000        1.17%, 9/29/03                        1.17          22,000,000
                 San Paolo IMI Corp.
    9,000        1.18%, 12/04/03                       1.18           9,000,000
                 Svenska
                 Handelsbanken
   12,000        1.19%, 10/06/03                       1.00          12,006,112
    8,000        1.20%, 10/14/03                       1.20           8,000,000
   12,000        1.25%, 10/15/03                       1.25          12,000,000
                 Toronto Dominion
                 Bank
   12,000        1.20%, 9/26/03                        1.20          12,000,000
                 Unicredito Italiano SpA
    7,500        1.21%, 10/08/03                       1.21           7,500,000
                 Westdeutsche
                 Landesbank
                 Girozentrale
   38,000        1.01%, 10/17/03                       1.01          38,000,000
                 Westpac Banking
   13,000        1.18%, 9/12/03                        1.10          13,002,095
                                                                 --------------
                 Total Certificates of
                 Deposit
                 (amortized cost
                 $463,015,243)                                      463,015,243
                                                                 --------------
                 CORPORATE
                 OBLIGATIONS-6.8%
                 Beta Finance, Inc. FRN
   12,000        1.09%, 2/05/04 (b)                    1.09          12,000,000
                 Canadian Imperial
                 Bank of Commerce
                 FRN
   12,000        1.06%, 11/28/03                       1.06          12,000,000
   12,000        1.23%, 10/30/03                       1.25          11,999,191
                 Centauri Corp.
   11,000        1.06%, 5/12/04 (b)                    1.06          10,999,763
   12,000        1.09%, 1/30/04 (b)                    1.09          12,000,000
                 Dorada Finance, Inc.
                 FRN
   12,000        1.08%, 2/18/04 (b)                    1.08          12,000,000
                 K2 (USA) Llc FRN
   15,000        1.09%, 2/12/04 (b)                    1.09          15,000,000
   15,000        1.09%, 2/17/04 (b)                    1.09          15,000,000
                 Metlife Funding
                 Agreement FRN
   20,000        1.37%, 7/01/03 (b)                    1.37          20,000,000
                 Sigma Finance, Inc.
                 FRN MTN
   15,000        1.15%, 7/15/03 (b)                    1.16          14,999,942
   11,000        1.22%, 4/05/04 (b)                    1.23          10,999,157
                                                                 --------------
                 Total Corporate
                 Obligations
                 (amortized cost
                 $146,998,053)                                      146,998,053
                                                                 --------------

                                                        Alliance Money Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security (a)                         Yield               Value
-------------------------------------------------------------------------------
                 TIME DEPOSIT-0.4%
                 Royal Bank of Canada
  $ 8,000        1.32%, 7/01/03
                 (amortized cost
                 $8,000,000)                           1.22%     $    8,000,000
                                                                 --------------
                 TOTAL INVESTMENTS-99.9%
                 (amortized cost
                 $2,160,581,879)                                  2,160,581,879
                 Other assets less
                 liabilities-0.1%                                     1,251,734
                                                                 --------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 2,162,974,230 shares
                 outstanding)                                   $ 2,161,833,613
                                                                ===============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to $536,519,258 representing 24.8% of net assets.

Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003
                                                        Alliance Money Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                       $  35,781,165

EXPENSES
  Advisory fee (Note B)                            $10,925,325
  Distribution assistance and administrative
    service (Note C)                                 7,927,328
  Transfer agency (Note B)                           1,930,542
  Custodian fees                                       293,805
  Printing                                             276,353
  Audit and legal fees                                  24,470
  Registration fees                                     22,444
  Trustees' fees                                        14,604
  Miscellaneous                                         29,812
                                                  -------------
  Total expenses                                    21,444,683
  Less: expense offset arrangement
    (Note B)                                              (526)
                                                  -------------
  Net expenses                                                      21,444,157
                                                                  -------------
  Net investment income                                             14,337,008

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment
    transactions                                                        (5,535)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  14,331,473
                                                                 =============



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                 Year Ended        Year Ended
                                                June 30, 2003     June 30, 2002
                                               ==============    ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   14,337,008    $   42,887,290
  Net realized gain (loss) on investment
    transactions                                       (5,535)           46,206
                                               --------------    --------------
  Net increase in net assets from
    operations                                     14,331,473        42,933,496

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (14,337,008)      (42,887,290)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (decrease) (Note E)               (409,574,937)      660,476,874
                                               --------------    --------------
  Total increase (decrease)                      (409,580,472)      660,523,080

NET ASSETS
  Beginning of period                           2,571,414,085     1,910,891,005
                                               --------------    --------------
  End of period                                $2,161,833,613    $2,571,414,085
                                               ==============    ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
                                                        Alliance Money Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes markets discounts as adjustments to interest income.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under the repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2003.

                                                        Alliance Money Reserves
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $628,467 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $526 under an expense offset arrangement with AGIS.

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $5,584,416. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $2,342,912, of which $136,500 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The Portfolio utilized $385 of capital loss carryforward and $479,464 expired during the current year. At June 30, 2003, the Portfolio had no capital loss carryforward. The dividends paid by the Portfolio for the years ended June 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes. Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and elected to defer $5,920 of net capital losses during the fiscal year ended June 30, 2003.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2003, capital paid-in aggregated $2,161,839,533. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                   June 30,         June 30,
                                                     2003             2002
                                                ==============   ==============
Shares sold                                      2,620,072,080    4,020,921,430
Shares issued on reinvestments of dividends         14,337,008       42,887,290
Shares redeemed                                 (3,043,984,025)  (3,403,331,846)
                                                --------------   --------------
Net increase (decrease)                           (409,574,937)     660,476,874
                                                ==============   ==============

FINANCIAL HIGHLIGHTS
                                                        Alliance Money Reserves
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                  Year Ended June 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .006         .016         .051         .049(a)      .043(a)

LESS: DIVIDENDS
Dividends from net investment income           (.006)       (.016)       (.051)       (.049)       (.043)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
   net asset value (b)                           .63%        1.58%        5.19%        4.98%        4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
Net assets, end of period (in millions)       $2,162       $2,571       $1,911       $1,812       $1,407
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                             .96%         .99%        1.00%        1.00%        1.00%
   Expenses, before waivers and
      reimbursements                             .96%         .99%        1.00%        1.01%        1.02%
   Net investment income                         .64%        1.54%        5.06%        4.90% (a)    4.28%(a)



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS
                                                        Alliance Money Reserves
_______________________________________________________________________________

To the Board of Trustees and Shareholders of Alliance Money Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Reserves, a portfolio of Alliance Capital Reserves (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                                        Alliance Money Reserves
_______________________________________________________________________________


Alliance Money Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, CHAIRMAN
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, CHAIRMAN
Susan L. Matteson, PRESIDENT
John J. Kelley, SENIOR VICE PRESIDENT
Drew A. Biegel, SENIOR VICE PRESIDENT
John R. Bonczek, SENIOR VICE PRESIDENT
Kathleen A. Corbet, SENIOR VICE PRESIDENT
Patricia Ittner, SENIOR VICE PRESIDENT
Robert I. Kurzweil, SENIOR VICE PRESIDENT
Doris T. Muller, SENIOR VICE PRESIDENT
Raymond J. Papera, SENIOR VICE PRESIDENT
John F. Chiodi, Jr., VICE PRESIDENT
Maria R. Cona, VICE PRESIDENT
Joseph C. Dona, VICE PRESIDENT
William J. Fagan, VICE PRESIDENT
Linda N. Kelley, VICE PRESIDENT
Joseph R. LaSpina, VICE PRESIDENT
Edmund P. Bergan, Jr., SECRETARY
Mark D. Gersten, TREASURER AND CHIEF FINANCIAL OFFICER
Thomas R. Manley, CONTROLLER


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.

                                                        Alliance Money Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                              PORTFOLIOS
                                                                                IN FUND            OTHER
         NAME, AGE,                         PRINCIPAL                           COMPLEX         DIRECTORSHIPS
     ADDRESS OF TRUSTEE                   OCCUPATION(S)                       OVERSEEN BY         HELD BY
     (YEARS OF SERVICE)                DURING PAST 5 YEARS                      TRUSTEE           TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58                President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas       Director of ACMC,** with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.         Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for
                                  The Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation        and President of the Middleton Inn Company
4300 Ashley River Road            with which he has been associated since prior
Charleston, South Carolina 29414  to 1998. He is also a Trustee Emeritus of the
(18)                              National Trust for Historic Preservation and
                                  formerly a Director of the Grand Teton Lodge
                                  Company and GRC, International and
                                  Chairman of The Board of Architectural
                                  Review of the City of Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive                Consultant. He was formerly Senior Manager
Suite 100                         of Barrett Associates, Inc., a registered
Greenwich, CT 06830 (19)          investment adviser, with which he had
                                  been associated since prior to 1998. He was
                                  formerly Deputy Comptroller of the State
                                  of New York and, prior thereto, Chief
                                  Investment Officer of the New York Bank
                                  for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890 (14)          President of The Common Fund (investment
                                  management for educational institutions)
                                  with which he had been associated since
                                  prior to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South
New York, NY 10022 (11)


                                                        Alliance Money Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President
                                                                  of Alliance Cash Management Services with
                                                                  which she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

John J. Kelley , 43               Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he
                                                                  has been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

John F. Chiodi, Jr., 37           Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

Maria R. Cona, 48                 Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Joseph C. Dona, 42                Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.



12


                                                        Alliance Money Reserves
_______________________________________________________________________________





     NAME, ADDRESS*               POSITION(S) HELD                          PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been
                                                                  associated since prior to 1998.

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice President
                                  Financial Officer               of ABIRM** with which he has been associated since
                                                                  prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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


                      (This page left intentionally blank.)

ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll free (800) 221-5672

Yields. For current recorded yield information on Alliance
Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|

Fund Code |3| |6| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------


Alliance Capital [LOGO](R)


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AMRAR0603



ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Capital Reserves

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003